Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Raw materials	$3,384,477	$4,095,069
Finished goods	90,669	497,010
Goods shipped in transit	—	595,723
Working in processing	187,553	112,656
Total inventories	$3,662,699	$5,300,458